SEGMENTED INFORMATION (Tables)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF SEGMENTED INFORMATION

June 30, 2025	Drones	Corporate	Total
Sales of goods	$3,443,396	$-	$3,443,396
Provision of services	219,574	-	219,574
Total revenue	3,662,970	-	3,662,970
Segment loss (income)	4,301,973	3,704,091	8,006,064
Finance and other costs	44,494	-	44,494
Depreciation	142,374	6,090	148,464
Amortization	4,514	-	4,514
Change in fair value of derivative liability	-	(22,489)	(22,489)
Loss on write-off of notes receivable	-	34,185	34,185
Loss on write down of inventory	(28,246)	-	(28,246)
Net loss for the period	$4,465,109	$3,721,877	$8,186,986

June 30, 2024	Drones	Corporate	Total
Sales of goods	$2,625,298	$-	$2,625,298
Provision of services	437,273	-	437,273
Total revenue	3,062,571	-	3,062,571
Segment loss (income)	2,866,980	6,392,802	9,259,782
Finance and other costs	46,805	-	46,805
Depreciation	276,655	8,026	284,681
Amortization	5,643	-	5,643
Change in fair value of derivative liability	-	(786,825)	(786,825)
Loss on write-off of notes receivable	-	10,861	10,861
Loss on write down of inventory	134,410	-	134,410
Net loss for the period	$3,330,493	$5,624,864	$8,955,357

SCHEDULE OF GEOGRAPHIC REVENUE

Geographic revenue is measured by aggregating sales based on the country and the entity where the sale was made.

	June 30, 2025	December 31, 2024
Non-current assets
Canada	$850,907	$1,117,513
	$850,907	$1,117,513

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024	2025	2024
Revenue
Canada	$2,111,751	$1,726,160	$3,655,834	$3,053,493
United States	3,504	6,830	7,136	9,078
	$2,115,255	$1,732,990	$3,662,970	$3,062,571